Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expenses
Research and development	$ 870,592	$ 497,935
Grants		(244,479)
Research and development, net of grants	870,592	253,456
General and administrative	1,005,548	1,187,335
Depreciation and amortization	2,720	1,551
Total operating expenses	1,878,860	1,442,342
Loss from operations	(1,878,860)	(1,442,342)
Other income (expense)
Interest income	253	1,520
Interest expense	(102,789)	(110,744)
Other income (expense)	2,420	5,822
Other expense, net	(100,116)	(103,402)
Net loss	$ (1,978,976)	$ (1,545,744)
Net loss per share
- basic and diluted	$ (0.03)	$ (0.03)
Weighted average shares outstanding
- basic and diluted	59,195,445	58,529,204